Earnings per Share	6 Months Ended
Jun. 30, 2017
Earnings per Share
Earnings per Share

14Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2017	June 30, 2016
	(in thousands)
Numerator:
Net income	$20,229	$44,648

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,825	109,800

	Six months ended
	June 30, 2017	June 30, 2016
	(in thousands)
Numerator:
Net income	$38,672	$88,769

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,825	109,800

The Warrants issued and outstanding as of June 30, 2017 and 2016, were excluded from the diluted earnings per share for the three and six months ended June 30, 2017 and 2016, because they were antidilutive.